UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	3/31/2014

Date of reporting period:	6/30/2013

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 97.1%
Australia — 6.8%
1,029,900	Australand Property Group, REIT	$ 3,268,129
5,104,700	CFS Retail Property Trust, REIT	9,306,765
590,800	Charter Hall Office REIT, Escrow Shares*	—
1,306,923	Charter Hall Retail, REIT	4,558,186
7,730,633	Commonwealth Property Office Fund, REIT	7,747,771
14,811,826	Dexus Property Group, REIT	14,444,534
2,878,300	Federation Centres Ltd., REIT	6,238,216
4,437,260	Goodman Group, REIT	19,728,014
5,572,520	GPT Group, REIT	19,566,984
2,956,080	Investa Office Fund, REIT	7,854,057
7,054,856	Mirvac Group, REIT	10,328,332
2,599,725	Stockland, REIT	8,272,006
4,444,489	Westfield Group, REIT	46,550,115

		157,863,109

Austria — 0.2%
950,764	Atrium European Real Estate Ltd.	4,950,220

Brazil — 0.3%
224,256	BR Malls Participacoes SA	2,005,023
169,961	Multiplan Empreendimentos Imobiliarios SA	3,961,580

		5,966,603

Canada — 1.7%
184,343	Boardwalk Real Estate Investment Trust, REIT	10,217,128
569,916	Brookfield Office Properties, Inc.	9,477,827
228,405	Canadian Apartment Properties, REIT	4,919,058
617,978	Chartwell Retirement Residences, REIT	5,764,347
416,635	RioCan Real Estate Investment Trust, REIT	10,010,808

		40,389,168

Finland — 0.3%
1,350,309	Sponda Oyj	6,359,601

France — 1.6%
171,622	Fonciere des Regions, REIT	12,863,059
127,185	ICADE, REIT	10,491,143
377,686	Klepierre, REIT	14,884,297

		38,238,499

Germany — 1.5%
934,934	Alstria Office REIT AG, REIT	10,223,597
494,639	DIC Asset AG	4,914,281
226,108	GSW Immobilien AG	8,737,342
140,788	LEG Immobilien AG*	7,330,227
720,643	Prime Office REIT AG, REIT*	3,341,136

		34,546,583

Hong Kong — 9.2%
1,998,776	Cheung Kong Holdings Ltd.	26,952,350
1,529,000	China Overseas Land & Investment Ltd.	3,980,679
778,000	China Resources Land Ltd.	2,113,708
5,622,469	Hang Lung Properties Ltd.	19,475,268
3,690,273	Henderson Land Development Co. Ltd.	21,916,086
3,429,000	Hongkong Land Holdings Ltd.	23,557,230
376,999	Hysan Development Co. Ltd.	1,627,557
2,472,000	Kerry Properties Ltd.	9,636,951
1,928,219	Link (The), REIT	9,463,079
8,168,000	New World China Land Ltd.	3,134,729
9,565,800	Sino Land Co. Ltd.	13,374,652
4,163,935	Sun Hung Kai Properties Ltd.	53,473,436
2,132,200	Swire Properties Ltd.	6,277,313
672,000	Wharf Holdings Ltd. (The)	5,608,792
2,954,000	Wheelock & Co. Ltd.	14,738,578

		215,330,408

Japan — 16.1%
1,725	Activia Properties, Inc., REIT	13,579,365
807,700	Aeon Mall Co. Ltd.	20,037,402
184,200	Daito Trust Construction Co. Ltd.	17,355,275
798,000	Daiwa House Industry Co. Ltd.	14,864,373
11,487	GLP J-REIT, REIT	11,220,595
720,600	Hulic Co. Ltd.	7,730,862
953	Japan Logistics Fund, Inc., REIT	8,742,422
1,426	Japan Real Estate Investment Corp., REIT	15,929,503
2,886	Japan Retail Fund Investment Corp., REIT	6,029,276
3,139,780	Mitsubishi Estate Co. Ltd.	83,593,123
2,414,339	Mitsui Fudosan Co. Ltd.	70,981,683
1,052	Nippon Building Fund, Inc., REIT	12,183,742
1,222	Nippon Prologis REIT, Inc., REIT(a)	10,603,602
669,100	Nomura Real Estate Holdings, Inc.	14,780,226
13,620	NTT Urban Development Corp.	16,717,225
787,952	Sumitomo Realty & Development Co. Ltd.	31,403,113
1,063,000	Tokyo Tatemono Co. Ltd.	8,845,283
663,000	Tokyu Land Corp.	6,069,070
4,697	United Urban Investment Corp., REIT	6,340,979

		377,007,119

Netherlands — 3.6%
281,863	Corio NV, REIT	11,217,580
376,108	Eurocommercial Properties NV, REIT	13,805,542
204,700	Unibail-Rodamco SE, REIT	47,675,446
169,269	Wereldhave NV, REIT	10,990,340

		83,688,908

Norway — 0.2%
3,196,541	Norwegian Property ASA	4,055,033

Singapore — 3.2%
3,824,000	Ascendas Real Estate Investment Trust, REIT	6,701,500
2,587,000	Cache Logistics Trust, REIT	2,544,975
5,870,000	CapitaLand Ltd.	14,181,814
6,102,000	CapitaMalls Asia Ltd.	8,751,794
4,796,000	CDL Hospitality Trusts, REIT	6,417,578
4,212,000	Global Logistic Properties Ltd.	9,110,850
9,377,800	K-REIT Asia, REIT	9,560,273

600	Keppel Land Ltd.	1,578
5,383,000	Mapletree Commercial Trust, REIT	5,016,701
11,855,800	Mapletree Industrial Trust, REIT	12,320,922

		74,607,985

Sweden — 0.5%
965,351	Hufvudstaden AB (Class A Stock)	11,547,871

United Kingdom — 3.9%
1,144,023	Big Yellow Group PLC, REIT	6,706,839
2,774,557	British Land Co. PLC, REIT	23,901,812
1,334,822	Great Portland Estates PLC, REIT	10,772,839
3,015,982	Hammerson PLC, REIT	22,362,661
1,436,287	Land Securities Group PLC, REIT	19,290,511
2,176,846	Segro PLC, REIT	9,234,849

		92,269,511

United States — 48.0%
250,870	American Assets Trust, Inc., REIT	7,741,848
381,626	American Campus Communities, Inc., REIT	15,516,913
879,391	Apartment Investment & Management Co., REIT (Class A Stock)	26,416,906
605,117	Associated Estates Realty Corp., REIT(a)	9,730,281
272,997	AvalonBay Communities, Inc., REIT	36,830,025
958,707	BioMed Realty Trust, Inc., REIT	19,394,643
402,993	Boston Properties, Inc., REIT	42,503,672
239,380	Camden Property Trust, REIT	16,550,733
616,691	CBL & Associates Properties, Inc., REIT	13,209,521
495,289	Chesapeake Lodging Trust, REIT	10,297,058
472,250	Corporate Office Properties Trust, REIT	12,042,375
839,926	Cousins Properties, Inc., REIT	8,483,253
885,978	CubeSmart, REIT	14,157,928
1,425,434	DCT Industrial Trust, Inc., REIT(a)	10,191,853
882,906	DDR Corp., REIT(a)	14,700,385
560,374	Douglas Emmett, Inc., REIT	13,981,331
793,143	Duke Realty Corp., REIT	12,365,099
289,926	Equity Residential, REIT	16,833,104
106,731	Essex Property Trust, Inc., REIT	16,961,691
497,956	Excel Trust, Inc., REIT	6,378,816
156,950	Extra Space Storage, Inc., REIT	6,580,913
1,780,081	General Growth Properties, Inc., REIT	35,370,209
916,526	Glimcher Realty Trust, REIT	10,008,464
445,200	HCP, Inc., REIT	20,229,888
841,929	Health Care REIT, Inc., REIT	56,434,501
35,794	Healthcare Realty Trust, Inc., REIT	912,747
106,629	Home Properties, Inc., REIT	6,970,338
2,439,746	Host Hotels & Resorts, Inc., REIT	41,158,515
556,811	Hudson Pacific Properties, Inc., REIT	11,848,938
1,180,781	Kimco Realty Corp., REIT	25,304,137
1,061,025	Kite Realty Group Trust, REIT	6,397,981
524,304	Liberty Property Trust, REIT(a)	19,378,276
238,867	LTC Properties, Inc., REIT	9,327,756
444,607	Macerich Co. (The), REIT	27,107,689
781,414	Mack-Cali Realty Corp., REIT	19,136,829
1,622,308	ProLogis, Inc., REIT	61,193,458
426,592	Public Storage, REIT	65,409,351
304,139	Regency Centers Corp., REIT	15,453,303

709,468	Simon Property Group, Inc., REIT	112,039,187
434,418	SL Green Realty Corp., REIT	38,311,323
290,154	Sovran Self Storage, Inc., REIT	18,799,078
2,837,827	Strategic Hotels & Resorts, Inc., REIT*	25,143,147
1,636,328	Sunstone Hotel Investors, Inc., REIT*	19,766,842
1,432,772	UDR, Inc., REIT	36,521,358
720,102	Ventas, Inc., REIT	50,018,285
427,793	Vornado Realty Trust, REIT	35,442,650
712,245	Weingarten Realty Investors, REIT(a)	21,915,779

		1,120,468,377

	TOTAL COMMON STOCKS (cost $2,075,576,660)	2,267,288,995

PREFERRED STOCK
Sweden
42,099	Klovern AB (PRFC) (cost $846,511)	875,137

	TOTAL LONG-TERM INVESTMENTS (cost $2,076,423,171)	2,268,164,132

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MONEY MARKET MUTUAL FUND
95,459,478	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $95,459,478; includes $38,451,282 of cash collateral for securities on loan)(b)(c)	95,459,478

	TOTAL INVESTMENTS — 101.2% (cost $2,171,882,649)(d)	2,363,623,610
	Liabilities in excess of other assets — (1.2)%	(28,695,455)

	NET ASSETS — 100%	$2,334,928,155

The following abbreviations are used in the Portfolio descriptions:

PRFC—Preference Shares

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $36,787,852; cash collateral of $38,451,282 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
(d)	The United States federal income tax basis of the Schedule of Investments was $2,255,916,879; accordingly, net unrealized appreciation on investments for federal income tax purposes was $107,706,731 (gross unrealized appreciation $163,518,470; gross unrealized depreciation $55,811,739). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent tax year end.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$157,863,109	$—
Austria	4,950,220	—	—
Brazil	5,966,603	—	—
Canada	40,389,168	—	—
Finland	—	6,359,601	—
France	—	38,238,499	—
Germany	17,553,824	16,992,759	—
Hong Kong	23,557,230	191,773,178	—
Japan	—	377,007,119	—
Netherlands	13,805,542	69,883,366	—
Norway	—	4,055,033	—
Singapore	—	74,607,985	—
Sweden	—	11,547,871	—
United Kingdom	—	92,269,511	—
United States	1,120,468,377	—	—
Preferred Stock — Sweden	—	875,137	—
Affiliated Money Market Mutual Fund	95,459,478	—	—

Total	$1,322,150,442	$1,041,473,168	$—

Fair Value of Level 2 investments at 03/31/13 was $662,083,011. An amount of $223,075,633 was transferred from Level 1 into Level 2 at 06/30/13 as a result of fair valuing such foreign securities using third-party vendor modeling tools.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of June 30, 2013 were as follows:

Retail REITs	21.0%
Diversified Real Estate Activities	16.5
Specialized REITs	15.6
Diversified REITs	10.3
Office REITs	9.9
Residential REITs	8.4
Real Estate Operating Companies	6.7
Industrial REITs	6.5
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	4.1
Real Estate Development	2.2

101.2
Liabilities in excess of other assets	(1.2)

100.0%

Prudential US Real Estate Fund

Schedule of Investments

as of June 30, 2013 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Diversified REITs — 7.2%
5,672	American Assets Trust, Inc.	$ 175,038
11,726	Cousins Properties, Inc.	118,433
18,962	Duke Realty Corp.	295,617
13,410	Liberty Property Trust	495,634
10,318	Vornado Realty Trust	854,846

		1,939,568

Industrial REITs — 6.1%
34,197	DCT Industrial Trust, Inc.	244,508
37,469	ProLogis, Inc.	1,413,331

		1,657,839

Office REITs — 14.0%
21,954	BioMed Realty Trust, Inc.	444,130
10,069	Boston Properties, Inc.	1,061,978
11,340	Corporate Office Properties Trust	289,170
13,295	Douglas Emmett, Inc.	331,710
14,437	Hudson Pacific Properties, Inc.	307,219
18,151	Mack-Cali Realty Corp.	444,518
10,179	SL Green Realty Corp.	897,686

		3,776,411

Residential REITs — 16.3%
9,740	American Campus Communities, Inc.	396,028
15,872	Apartment Investment & Management Co. (Class A Stock)	476,795
11,274	Associated Estates Realty Corp.	181,286
7,626	AvalonBay Communities, Inc.	1,028,824
5,677	Camden Property Trust	392,508
8,226	Equity Residential	477,601
2,717	Essex Property Trust, Inc.	431,786
2,367	Home Properties, Inc.	154,731
33,289	UDR, Inc.	848,536

		4,388,095

Retail REITs — 26.9%
16,192	CBL & Associates Properties, Inc.	346,833
20,850	DDR Corp.	347,152
12,010	Excel Trust, Inc.	153,848
45,521	General Growth Properties, Inc.	904,502
23,647	Glimcher Realty Trust	258,225
28,571	Kimco Realty Corp.	612,277
26,320	Kite Realty Group Trust	158,710
12,019	Macerich Co. (The)	732,798
7,785	Regency Centers Corp.	395,556
19,058	Simon Property Group, Inc.	3,009,639
11,044	Weingarten Realty Investors	339,824

		7,259,364

Specialized REITs — 28.8%
11,237	Chesapeake Lodging Trust	233,617
17,075	CubeSmart	272,859
10,700	HCP, Inc.	486,208
20,130	Health Care REIT, Inc.	1,349,314
796	Healthcare Realty Trust, Inc.	20,298
60,453	Host Hotels & Resorts, Inc.	1,019,842
4,126	LTC Properties, Inc.	161,120
10,439	Public Storage	1,600,612
6,752	Sovran Self Storage, Inc.	437,462
63,413	Strategic Hotels & Resorts, Inc.(a)	561,839
38,046	Sunstone Hotel Investors, Inc.(a)	459,596
16,605	Ventas, Inc.	1,153,383

		7,756,150

	TOTAL LONG-TERM INVESTMENTS (cost $23,141,175)	26,777,427

SHORT-TERM INVESTMENT — 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
141,864	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $141,864)(b)	141,864

	TOTAL INVESTMENTS — 99.8% (cost $23,283,039)(c)	26,919,291
	Other assets in excess of liabilities — 0.2%	47,120

	NET ASSETS — 100%	$ 26,966,411

The following abbreviation is used in the Portfolio descriptions:

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund
(c)	The United States federal income tax basis of the Schedule of Investments was $23,374,922; accordingly, net unrealized appreciation on investments for federal income tax purposes was $3,544,369 (gross unrealized appreciation $3,778,455; gross unrealized depreciation $234,086). The difference between book and tax basis is primarily attributable to deferred losses on wash sales as of the last fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$26,777,427	$—	$—
Affiliated Money Market Mutual Fund	141,864	—	—

Total	$26,919,291	$—	$—

Notes to Schedules of Investments (Unaudited)

Securities Valuation: The Funds hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Funds to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Funds’ investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 22, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 22, 2013

*	Print the name and title of each signing officer under his or her signature.